Long-term borrowings	12 Months Ended
Dec. 31, 2022
Aegon N.V [member]
Statement [LineItems]
Long-term borrowings
17 Long-term borrowings

	2022	2021

Remaining terms less than 1 year	499	-

Remaining terms 1 - 5 years	-	499

Remaining terms 5 - 10 years	281	296

Remaining terms over 10 years	446	472

At December 31	1,226	1,266

Fair value of long-term borrowings	1,289	1,735
The repayment periods of borrowings vary from 1 year up to 17 years. The interest rates vary from 1.000% to 6.625% per annum.